Revision	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Revision

NOTE 20 — Revision

During the quarter ended March 31, 2013, further adjustments were made to the preliminary amounts recorded in 2012 in connection with the acquisition of the Actavis Group primarily related to working capital, intangible assets and deferred taxes. We have revised our consolidated balance sheet and related footnotes as of December 31, 2012, and certain other balance sheet financial data, contained within such annual report. These revisions do not impact the consolidated statement of operations, consolidated statement of comprehensive income, consolidated statement of cash flows or consolidated statement of stockholders’ equity.